Medical Claims and Benefits Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of liability for unpaid claims and claims adjustment expense
The following table provides the details of our medical claims and benefits payable (including amounts payable for the provision of long-term services and supports, or LTSS) as of the dates indicated.

	June 30, 2016	December 31, 2015
	(In millions)
Fee-for-service claims incurred but not paid (IBNP)	$1,292	$1,191
Pharmacy payable	103	88
Capitation payable	37	140
Other	334	266
	$1,766	$1,685

The following table provides the details of our medical claims and benefits payable (including amounts payable for the provision of long-term services and supports, or LTSS) as of the dates indicated.

	December 31,
	2015	2014	2013
	(In millions)
Fee-for-service claims incurred but not paid (IBNP)	$1,191	$871	$424
Pharmacy payable	88	71	45
Capitation payable	140	28	20
Other	266	231	181
	$1,685	$1,201	$670

Components of change in medical claims and benefits payable
The following table presents the components of the change in our medical claims and benefits payable for the periods indicated. The amounts presented for “Components of medical care costs related to: Prior periods” represent the amount by which our original estimate of medical claims and benefits payable at the beginning of the period were more than the actual amount of the liability based on information (principally the payment of claims) developed since that liability was first reported.

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	(Dollars in millions)
Medical claims and benefits payable, beginning balance	$1,685	$1,201
Components of medical care costs related to:
Current period	7,371	11,935
Prior periods	(189)	(141)
Total medical care costs	7,182	11,794

Change in non-risk provider payables	24	48

Payments for medical care costs related to:
Current period	5,885	10,448
Prior periods	1,240	910
Total paid	7,125	11,358
Medical claims and benefits payable, ending balance	$1,766	$1,685
Benefit from prior period as a percentage of:
Balance at beginning of period	11.3%	11.8%
Premium revenue, trailing twelve months	1.3%	1.1%
Medical care costs, trailing twelve months	1.4%	1.2%

The following table presents the components of the change in our medical claims and benefits payable from continuing and discontinued operations combined for the periods indicated. The amounts presented for "Components of medical care costs related to: Prior periods" represent the amount by which our original estimate of medical claims and benefits payable at the beginning of the period were more than the actual amount of the liability based on information (principally the payment of claims) developed since that liability was first reported.

	Year Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balances at beginning of period	$1,201	$670	$495
Components of medical care costs related to:
Current period	11,935	8,123	5,434
Prior periods	(141)	(46)	(53)
Total medical care costs	11,794	8,077	5,381

Change in non-risk provider payables	48	(32)	111

Payments for medical care costs related to:
Current period	10,448	7,064	4,932
Prior periods	910	450	385
Total paid	11,358	7,514	5,317
Balances at end of period	$1,685	$1,201	$670